INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets:
Allowance for loan losses	$ 107	$ 83
Net unrealized loss on securities available for sale	18
Deferred compensation	96	$ 89
Reserve for uncollected interest	5	12
Reserve for off-balance sheet commitments	18	16
OTTI other impairment	220	284
OTTI credit impairment	85	103
Other	147	103
Total gross deferred tax assets	$ 696	690
Deferred tax liabilities:
Net unrealized gain on securities available for sale		67
Deferred origination fees, net	$ 127	81
Depreciation reserve	43	28
Other	2	2
Total gross deferred tax liabilities	172	178
Net deferred tax assets	$ 524	$ 512